CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash		$ 103,072	$ 418,941		$ 736,605
Restricted cash		379,293	7,873		2,392
Inventories		188,582	265,190
Total current assets		1,042,938	883,712
Non-current assets
Restricted cash		2,572	$ 321		$ 536
Investment securities - related parties		2,221
Securities pledged to an investor		315,796
Loan receivable from a related party		$ 269,539
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]		Related party	Related party		Related party
Property, equipment and software, net		$ 316,447	$ 354,617
Intangible assets		116,500	116,360
Equity method investments		7,499	4,466
Operating lease right-of-use assets		144,029	173,103
Total non-current assets		1,242,725	700,966
Total assets		2,285,663	1,584,678
Current liabilities
Shortterm borrowings		802,519	226,772
Exchangeable notes			378,638
Share buyback forward liabilities		117,059
Total current liabilities		2,467,397	1,757,281
Noncurrent liabilities
Warrant liabilities		3,340
Exchangeable notes		102,999	75,678
Deferred income		293,923	270,097		$ 258,450
Total noncurrent liabilities		678,492	654,569
Total liabilities		3,145,889	2,411,850
Commitments and contingencies (note 30)
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value			383,530		368,409
SHAREHOLDERS' DEFICIT
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2024 and 2023; 694,134,038 and 474,621,603 shares issued as of December 31, 2024 and 2023, respectively; 676,826,794 and 474,621,603 shares outstanding as of December 31, 2024 and 2023, respectively)1	[1]	7	21
Additional paid-in capital		1,785,664	358,187
Accumulated other comprehensive income		55,165	25,267
Accumulated deficit		(2,693,698)	(1,588,773)
Total shareholders' deficit attributable to ordinary shareholders		(852,862)	(1,205,298)
Noncontrolling interests		(7,364)	(5,404)
Total shareholders' deficit		(860,226)	(1,210,702)		(453,015)
Total liabilities, mezzanine equity and shareholders' deficit		2,285,663	1,584,678
Related party
Current assets
Accounts receivable, net		107,816	22,430
Prepayments and other current assets, net		74,558	28,744
Non-current assets
Investment securities - related parties		2,221	3,326
Loan receivable from a related party		269,539
Other non-current assets		1,113	2,706
Current liabilities
Shortterm borrowings		199,570
Accounts payable		410,433	340,419
Accrued expenses and other current liabilities		214,760	290,686
Convertible notes		113,910
Noncurrent liabilities
Operating lease liabilities		10,729	12,064
Put option liabilities - related parties			11,884
Other non-current liabilities		1,471	1,634
Nonrelated Party
Current assets
Accounts receivable, net		117,076	76,664
Prepayments and other current assets, net		72,541	63,870
Non-current assets
Other non-current assets		67,009	46,067
Current liabilities
Shortterm borrowings		602,949	226,772
Accounts payable		61,752	20,123
Contract liabilities - third parties		33,964	44,184
Operating lease liabilities - third parties		14,094	16,760
Accrued expenses and other current liabilities		389,791	419,422
Put option liabilities - third parties		309,115
Convertible notes			20,277
Noncurrent liabilities
Contract liabilities - third parties		8,683	6,245
Operating lease liabilities		68,331	91,929
Convertible notes - third parties		74,246	81,635
Other non-current liabilities		$ 114,770	103,403
Series Pre-A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value	[1]		184,509
Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value			$ 199,021	[1]	$ 191,125

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.